Finance income/(costs) - Schedule of Finance Cost (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest expenses on shareholder loans	€ 0	€ 0	€ 0	€ (1,755)
Loss on modification of old facility	0	(1,730)	0	(1,730)
Finance costs on borrowings	(6,471)	(5,122)	(17,284)	(11,533)
Interest expenses on lease liabilities	(1,017)	(689)	(2,473)	(1,155)
Fair value gains/(losses) on derivatives	(122)	2,847	(529)	4,907
Fair value gains/(losses) on public warrant liabilities	(1,762)	343	(4,175)	14,889
Fair value gains/(losses) on private placement warrant liabilities	0	0	0	7,139
Exchange differences – net	(535)	(1,817)	(195)	(3,512)
Finance income/(costs)	(9,907)	(4,438)	(24,656)	10,735
Old facility
Disclosure of detailed information about borrowings [line items]
Interest expense on debt instruments issued	0	(3,392)	0	(8,048)
Renewed facility
Disclosure of detailed information about borrowings [line items]
Interest expense on debt instruments issued	€ (6,471)	€ 0	€ (17,284)	€ 0